1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 127,600
Working capital	8,300
Net Loss	(3,970)	$ (6,902)
Stockholders deficit	$ (9,266)	$ (5,562)	$ (4,465)